General information (Details) - Schedule of Shares Issued at the Completion of the Acquisition - $ / shares	Mar. 27, 2024	Jul. 06, 2023	Jul. 18, 2023
Schedule of Shares Issued at the Completion of the Acquisition [Line Items]
Volume-weighted average price (in dollars per share)	$ 8.00
Shares (Fully Diluted)			118,958,154
Fully Diluted %			100.00%
Lifezone Shareholders
Schedule of Shares Issued at the Completion of the Acquisition [Line Items]
Shares At Closing			77,693,602
% At Closing			100.00%
Shares (Fully Diluted)			77,693,602
Fully Diluted %			65.30%
Warrants
Schedule of Shares Issued at the Completion of the Acquisition [Line Items]
Shares (Fully Diluted)			14,467,500
Fully Diluted %			12.20%
Earnout Trigger Event 1
Schedule of Shares Issued at the Completion of the Acquisition [Line Items]
Shares (Fully Diluted)			13,398,526
Fully Diluted %			11.30%
Earnout Trigger Event 2
Schedule of Shares Issued at the Completion of the Acquisition [Line Items]
Shares (Fully Diluted)			13,398,526
Fully Diluted %			11.30%
Previous Lifezone Holdings shareholders | Lifezone Shareholders
Schedule of Shares Issued at the Completion of the Acquisition [Line Items]
Shares At Closing			62,680,131
% At Closing			80.70%
Shares (Fully Diluted)			62,680,131
Fully Diluted %			52.70%
Previous Lifezone Holdings shareholders | Earnout Trigger Event 1
Schedule of Shares Issued at the Completion of the Acquisition [Line Items]
Shares (Fully Diluted)			12,536,026
Fully Diluted %			10.50%
Previous Lifezone Holdings shareholders | Earnout Trigger Event 2
Schedule of Shares Issued at the Completion of the Acquisition [Line Items]
Shares (Fully Diluted)			12,536,026
Fully Diluted %			10.50%
Previous GoGreen Sponsor shareholders | Lifezone Shareholders
Schedule of Shares Issued at the Completion of the Acquisition [Line Items]
Shares At Closing			6,468,600
% At Closing			8.30%
Shares (Fully Diluted)			6,468,600
Fully Diluted %			5.40%
Previous GoGreen Sponsor shareholders | Earnout Trigger Event 1
Schedule of Shares Issued at the Completion of the Acquisition [Line Items]
Shares (Fully Diluted)			862,500
Fully Diluted %			0.70%
Previous GoGreen Sponsor shareholders | Earnout Trigger Event 2
Schedule of Shares Issued at the Completion of the Acquisition [Line Items]
Shares (Fully Diluted)			862,500
Fully Diluted %			0.70%
Previous GoGreen public shareholders | Lifezone Shareholders
Schedule of Shares Issued at the Completion of the Acquisition [Line Items]
Shares At Closing			1,527,554
% At Closing			2.00%
Shares (Fully Diluted)			1,527,554
Fully Diluted %			1.30%
PIPE Investors | Lifezone Shareholders
Schedule of Shares Issued at the Completion of the Acquisition [Line Items]
Shares At Closing			7,017,317
% At Closing			9.00%
Shares (Fully Diluted)			7,017,317
Fully Diluted %			5.90%
Previous GoGreen Public Warrants | Warrants
Schedule of Shares Issued at the Completion of the Acquisition [Line Items]
Shares (Fully Diluted)			13,800,000
Fully Diluted %			11.60%
Previous GoGreen Sponsor warrants | Warrants
Schedule of Shares Issued at the Completion of the Acquisition [Line Items]
Shares (Fully Diluted)			667,500
Fully Diluted %			0.60%
Lifezone Limited | Warrants
Schedule of Shares Issued at the Completion of the Acquisition [Line Items]
Volume-weighted average price (in dollars per share)		$ 11.50
Lifezone Limited | Earnout Trigger Event 1
Schedule of Shares Issued at the Completion of the Acquisition [Line Items]
Volume-weighted average price (in dollars per share)		14.00
Lifezone Limited | Earnout Trigger Event 2
Schedule of Shares Issued at the Completion of the Acquisition [Line Items]
Volume-weighted average price (in dollars per share)		$ 16.00